Income Taxes - Summary of Earning Before Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure of reconciliation of effective tax rate [Abstract
(Loss) Earnings before income taxes	$ (17,945)	$ 4,361
Income tax expense (recovery) at statutory rate	(5,981)	1,134
Difference from higher statutory tax rates on earnings of foreign subsidiaries	(917)
Permanent Difference		(1,286)
Effect of Mexican mining royalty tax (SMD) on deferred income tax liabilities	(375)	(3,568)
Recognition of previously unrecognized non-capital loss carry forward and other deductible tax benefits	1,328	859
Income tax (recovery) expense	$ (5,945)	$ (2,861)